Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 165,129	$ 46,007
Accounts receivable	108,714	4,258
Other receivable	42,109	0
Inventory	105,073	0
Due from related parties	76,591	84,269
Prepaid expenses	144,347	24,184
TOTAL CURRENT ASSETS	641,963	158,718
Property and equipment, net	1,505,059	25,563
Goodwill	396,487	0
Intangible assets, net	325,084	0
Investments at fair value	318,353	352,500
Other investments	1,582,148	853,798
Deposits and other assets	29,605	23,980
TOTAL ASSETS	4,798,699	1,414,559
LIABILITIES AND STOCKHOLDERS' EQUITY
Current maturities of long-term debt and notes payable	1,171,855	250,000
Convertible notes payable	1,625,000	0
Accounts payable and accrued expenses	478,005	277,535
Other current liabilities	330,607	1,750
Current maturities of capital leases payable	41,590	0
Deferred rent	43,225	0
Due to related parties	30,204	116,349
TOTAL CURRENT LIABILITIES	3,720,486	645,634
Capital leases payable, less current maturities	85,853	0
Deferred rent	7,162	0
Other liabilities	263,321	0
Long-term debt, less current maturities	236,109	686,500
TOTAL LIABILITIES	4,312,931	1,332,134
Commitments and contingencies (Note 14)
Stockholders' equity:
Common stock: $0.0001 par value; authorized 200,000,000 shares; issued 3,012,121 shares and 2,571,918 shares; and outstanding 2,498,891 and 2,048,688 shares at December 31, 2011 and 2010, respectively	301	257
Additional paid in capital	6,459,506	5,456,067
Other comprehensive income	50,650	68,027
Non-controlling interest	593,863	24,175
Accumulated deficit	(6,092,132)	(4,929,418)
Less treasury stock, 513,230 shares and 523,230 shares at December 31, 2011 and 2010, respectively	(526,420)	(536,683)
Total stockholders' equity	485,768	82,425
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 4,798,699	$ 1,414,559